LOSS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2018
LOSS PER SHARE
Schedule of loss per share

Loss for the year attributable to the owners of Genetic Technologies Limited	(5,463,872)	(8,403,826)	(8,458,965)
Weighted average number of ordinary shares used in calculating loss per share	2,435,282,724	2,121,638,888	1,715,214,158